Offerings - Offering: 1	Sep. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	3,171,100
Proposed Maximum Offering Price per Unit	0.92
Maximum Aggregate Offering Price	$ 2,917,412.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 402.89
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), based upon the average of the high and low prices for a share of the registrant's Class A Common Stock as reported on the OTC QB Markets on September 11, 2026. Pursuant to Rule 416 under the Securities Act, the shares of Class A Common Stock offered hereby also include an indeterminate number of additional shares of Class A Common Stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions. Represents the resale of 3,171,000 shares of Class A Common Stock issuable upon exercise of Series B Warrants.